Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Summary of Accumulated Other Comprehensive Income in Net Equity

The accumulated other comprehensive income balance related to assets and liabilities held for distribution to owners were the following:

Reserves originated from	03-01-2016 ThUS$	01-01-2016 ThUS$

Exchange differences on translation	(17,187)	19,155

Cash flow hedges	190,388	(203,776)

Gains on remeasuring available-for-sale financial instruments	(25)	25

Other miscellaneous reserves	934	13,082

Total	174,110	(171,514)

Summary of Revenues and Expenses

The following table sets forth the breakdown by nature of the line item “Income after tax from discontinued operations” as of February 29, 2016:

Statement of Income	02-29-2016 ThUS$

Revenues	595,706
Other operating income	3,788
Total Revenue and Other Operating Income	599,494

Raw materials and consumables used	(350,008)
Contribution Margin	249,486

Other work performed by the entity and capitalized	4,980
Employee benefits expense	(23,808)
Depreciation and amortization expense	—
Reversal of impairment loss (impairment losses) recognized in profit or loss	(1,433)
Other expenses	(24,536)
Operating income	204,689

Other gains	—
Financial income	3,791
Financial costs	(12,743)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,913
Foreign currency exchange differences	(31)
Gains from indexed assets and liabilities	393

Income before taxes	198,012
Income tax expense, discontinued operations	(27,749)
NET INCOME FROM DISCONTINUED OPERATIONS	170,263

Summary of Comprehensive Income From Discontinued Operations

Statement of Comprehensive Income	02-29-2016 ThUS$

Net income from discontinued operations	170,263
Components of other comprehensive that will not be reclassified subsequently to profit or loss, net of taxes
Actuarial gains (losses) from defined benefit plans	—
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax	(2,773)
Gains (losses) from available-for-sale financial assets, net of tax	—
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes	(20,441)
Gains (losses) from cash flow hedge, net of taxes	18,712
Total Other Comprehensive Income from Discontinued Operations	(4,502)

TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761
Comprehensive income attributable to:
Shareholders of Enel Américas	112,481
Non-controlling interests	53,280
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761

Summary of Net Cash Flows Activities Attributable to Discontinued Operations

The following table sets for the net cash flows from operating, investing and financing activities attributable to discontinued operations as of February 29, 2016:

Statement of cash flows	02-29-2016 ThUS$
Net cash flows from (used in) operating activities	224,787
Net cash flows from (used in) investing activities	(68,237)
Net cash flows from (used in) financing activities	(130,432)
Net increase (decrease) in cash and cash equivalents before effect of Exchange rate changes	26,118
Effect of exchange rate changes on cash and cash equivalents	2,701
Net increase (decrease) in cash and cash equivalents	28,819
Cash and cash equivalents at beginning of period	203,140
Cash and cash equivalents at end of period	231,959

Summary of Assets and Liabilities Related to Operations

12/31/2018
ThUS$

Property, plant and equipment	5,825

TOTAL NON-CURRENT ASSETS	5,825

Other non-current non-financial liabilities	3,835

TOTAL NON-CURRENT LIABILITIES	3,835